Document and Entity Information	Nov. 02, 2026
Document and Entity Information
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity File Number	001-37799
Entity Registrant Name	TACTILE SYSTEMS TECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-1801204
Entity Address, Address Line One	3701 Wayzata Blvd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	612
Local Phone Number	355-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	TCMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001027838
Amendment Flag	false